Cover	Mar. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2026
Entity File Number	001-42995
Entity Registrant Name	PROCAP FINANCIAL, INC.
Entity Central Index Key	0002076163
Entity Tax Identification Number	39-2767031
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(305)
Local Phone Number	938-0912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BRR
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BRRWW
Security Exchange Name	NASDAQ